ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) - Business Acquisition, Pro Forma Information	12 Months Ended
May 31, 2020 USD ($) $ / shares shares
Business Acquisition, Pro Forma Information [Abstract]
Revenues | $	$ 9,759,956
Net loss | $	$ (26,671,841)
Basic net income per share | $ / shares	$ (0.26)
Diluted net income per share | $ / shares	$ (0.26)
Weighted average shares - basic | shares	102,869,612
Weighted average shares - diluted | shares	102,869,612